Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Number of operating segments | segment	2	2
Net revenues	$ 37,465,310	¥ 260,121,645,000	¥ 181,275,425,000	¥ 115,002,317,000
Operating income/(loss)	(308,929)	(2,144,897,000)	(6,470,986,000)	(5,802,437,000)
Total other income/(expense)		(1,089,327,000)	(2,660,782,000)	825,403,000
Loss before tax	$ (465,825)	(3,234,224,000)	(9,131,768,000)	(4,977,034,000)
Accounts receivable
Consumer financing		14,300,000,000	6,400,000,000
Business financing		600,000,000	300,000,000
Advance to suppliers
Supply chain financing		1,200,000,000	200,000,000
Loan receivables
Consumer financing		9,300,000,000	2,600,000,000
Supply chain financing		3,400,000,000	1,100,000,000
Due from related parties
Business financing		100,000,000	200,000,000
Other non-current assets
Consumer financing		1,700,000,000	1,000,000,000
Accounts payable
Supply chain financing		7,000,000,000	4,700,000,000
Operating segments
Operating income/(loss)		956,490,000	(1,584,386,000)	(443,410,000)
Inter-segment
Net revenues		(2,582,669,000)	(1,690,689,000)	(420,215,000)
Operating income/(loss)		452,034,000	275,832,000	53,471,000
Unallocated expenses
Operating income/(loss)		(3,101,387,000)	(4,886,600,000)	(5,359,027,000)
JD Mall | Operating segments
Net revenues		258,131,979,000	180,951,872,000	114,789,808,000
Operating income/(loss)		2,289,359,000	479,071,000	194,597,000
New Businesses | Operating segments
Net revenues		4,572,335,000	2,014,242,000	632,724,000
Operating income/(loss)		(1,784,903,000)	(2,339,289,000)	(691,478,000)
New Businesses | Operating segments | Operating income (loss)
Interest revenue		1,397,799,000	384,139,000	94,618,000
Interest expense		¥ 845,074,000	¥ 0	¥ 0